SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company has adopted IFRS 8 Operating Segments, that requires operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, the chief operating decision maker, in order to allocate resources and to assess their performance.
This analysis is based on monthly information consisting of historical figures of the identified segments. The information reviewed by the main decision maker consists of the historical details for each month accumulated until the end of the reporting periods being analyzed, which is the reason why they differ from the inflation-adjusted figures as described in Note 2.2.
For management purposes, both financially and operative, the Company has classified its businesses' activities as follows:
i)Cement, masonry cement and lime: this segment includes profit or loss from the cement, masonry cement and lime business, from procurement of raw materials in quarries, the manufacturing process of clinker and quicklime and their subsequent grinding with certain aggregates for the production of cement, masonry cement and lime.
ii)Concrete: this segment includes profits or loss from the production and sale of ready-mix concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.
iii)Aggregates: this segment includes profits or loss from the aggregates business, from obtaining to crushing the stone.
iv)Rail Services: this segment includes profits or loss from the provision of rail transportation services.
v)Others: this segment includes profits or loss from the industrial waste treatment and recycling business for use as fuel.

	2024	2023	2022
Revenues
With external customers
Cement, masonry cement and lime	498,089,236	199,296,795	93,960,619
Concrete	45,911,178	21,866,051	9,389,682
Rail services	20,122,374	7,094,031	3,896,662
Aggregates	8,053,922	3,999,497	1,451,374
Others	4,621,647	1,083,067	545,035
With other segment
Cement, masonry cement and lime	12,800,770	5,710,569	2,538,218
Rail services	33,948,181	11,356,675	4,823,810
Aggregates	6,077,811	3,071,874	1,323,718
Others	1,250,457	271,908	119,297
Segment-to-segment eliminations	(54,077,219)	(20,411,026)	(8,805,043)
Total	576,798,357	233,339,441	109,243,372
Effect from restatement in constant currency	122,380,329	685,973,268	874,948,170
Total	699,178,686	919,312,709	984,191,542

	2024	2023	2022
Cost of sales
Cement, masonry cement and lime	292,531,446	118,763,699	58,125,212
Concrete	45,145,185	20,728,478	8,924,833
Rail services	47,920,996	17,254,059	8,308,344
Aggregates	14,910,149	6,081,288	2,282,557
Others	3,382,932	896,919	389,501
Segment-to-segment eliminations	(54,077,219)	(20,411,026)	(8,805,043)
Total	349,813,489	143,313,417	69,225,404
Effect from restatement in constant currency	162,384,229	545,371,841	649,187,897
Total	512,197,718	688,685,258	718,413,301

	2024	2023	2022
Selling, administrative and other expenses
Cement, masonry cement and lime	45,884,427	17,259,548	4,345,407
Concrete	1,798,507	681,148	337,403
Rail services	2,404,037	1,021,921	469,408
Aggregates	160,570	72,640	33,259
Others	1,445,670	453,282	211,365
Total	51,693,211	19,488,539	5,396,842
Effect from restatement in constant currency	16,926,904	62,712,106	56,483,813
Total	68,620,115	82,200,645	61,880,655

	2024	2023	2022
Depreciation and amortization
Cement, masonry cement and lime	4,718,826	3,097,258	2,411,444
Concrete	215,603	104,245	57,140
Rail services	1,129,139	546,760	607,668
Aggregates	339,618	117,188	55,837
Others	6,192	5,241	4,978
Total	6,409,378	3,870,692	3,137,067
Effect from restatement in constant currency	56,217,119	66,230,641	86,905,142
Total	62,626,497	70,101,333	90,042,209

	2024	2023	2022
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	172,474,133	68,984,117	34,028,218
Concrete	(1,032,514)	456,425	127,446
Rail services	3,745,522	174,726	(57,280)
Aggregates	(938,986)	917,443	459,276
Others	1,043,502	4,774	63,466
Total	175,291,657	70,537,485	34,621,126
Effect from restatement in constant currency	(56,930,804)	77,889,321	169,276,460
Total	118,360,853	148,426,806	203,897,586
Reconciling items
Tax on debits and credits to bank accounts	(7,420,391)	(10,183,752)	(9,868,503)
Financial results gain (loss), net	138,611,341	(100,312,435)	(119,414,153)
Income tax	(95,925,288)	(16,849,960)	(62,361,904)
Net profit for the year	153,626,515	21,080,659	12,253,026
In relation to the segregation of profit or loss by geographic segment, the Group carries out its activities and operations in Argentina, exports are not significant.
No customer contributed 10% or more of the Group’s revenue for the years ended December 31, 2024, 2023 and 2022, respectively.